Borrowings (Current) (Tables)	12 Months Ended
Mar. 31, 2025
Borrowings [Abstract]
Schedule of Borrowings Consist

Borrowings consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Secured Borrowings
Vehicle loan from bank and financial institution (a)	$31,943	10,044
Term loans from a bank (b)	161,129	227,983

Unsecured Borrowings
Loan from directors *	$164,124	$1,459,144
Cash credit facility	39,010	-
Loan from a related party *	$-	$31,019
Total	$396,206	$1,728,190

a)	i. The Company has an existing vehicle loan from a financial institution, secured by hypothecation of the respective vehicle. The loan is repayable in 36 equal monthly installments, of which 6 installments remain outstanding as at March 31, 2025. The loan carries an interest rate of 8.5% per annum.

ii. During the year, the Company availed a new vehicle loan, also secured by the respective vehicle. The loan is repayable in 39 equal monthly installments, with 35 installments outstanding as at March 31, 2025. The applicable interest rate is 8.93% per annum.

b)	The company has taken a fresh loan from the bank with a total limit of $ 3,000,000 (approx.), out of which the bank has disbursed $ 777,452. The loan is repayable in 50 monthly instalments. The loan carries an interest rate of 9.5% (Floating), Security offered for the Bank term Loan was as under:

Schedule of Bank term Loan	Security offered for the Bank term Loan was as under:
Sr.No.	Particulars	Description
1	Purpose	To meet the working capital requirements
2	Repayment Terms	50 equal monthly instalments
3	Interest Rate	9.50% per annum (Floating)
4	Primary Security	Industrial Open land owned by a director, Residential property owned by a director.
5	Guarantor	Personal guarantee of a Director & Lytus Technologies Private Limited